Cover	Dec. 10, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2022
Entity File Number	001-38825
Entity Registrant Name	LIVEVOX HOLDINGS, INC.
Entity Central Index Key	0001723648
Entity Tax Identification Number	82-3447941
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Montgomery Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	671-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LVOX
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable to purchase one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LVOXW
Security Exchange Name	NASDAQ
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable Warrant
Trading Symbol	LVOXU
Security Exchange Name	NASDAQ